Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 326,730	$ 324,901
Minimum [Member]
Intangible assets estimated useful lives	2 years
Maximum [Member]
Intangible assets estimated useful lives	20 years